August 1, 2016

VIA EDGAR

==========

Securities and Exchange Commission

Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:

Gator Series Trust (the “Trust”)

File Nos. 333-186059 and 811-22794

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Gator Focus Fund do not differ from those contained in Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on July 28, 2016.

If you have any questions or comments, please contact the undersigned at (813) 282-7870.  Thank you for your consideration

Sincerely,

Gator Series Trust

/s/ Derek Pilecki

Derek Pilecki

President

cc:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101